Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in “Executive and Director Compensation—Compensation Discussion and Analysis,” the goal of our compensation program
for our executive officers is the same as our goal for operating the Company—to create long-term value for our stockholders. The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers (the “PEOs”) and our other named executive officers (the
“Non-PEO
Named Executive Officers”) as presented in the Summary Compensation Table on page 32 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEOs and our
Non-PEO
Named Executive Officers, as calculated pursuant to the SEC’s pay-versus-performance
rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee or President & CEO, as applicable, make compensation decisions in light of Company or individual performance. For discussion of how our Compensation Committee and the President & CEO, as applicable, make compensation decisions, please see “Executive and Director Compensation—Compensation Discussion and Analysis.”
Pay Versus Performance

Year	Summary Compen- sation Table Total for First PEO (Saylor) (1) ($)	Summary Compen- sation Table Total for Second PEO (Le) (1) ($)	Compen- sation Actually Paid to First PEO (Saylor) (2) ($)	Compen- sation Actually Paid to Second PEO (Le) (2) ($)	Average Summary Compen- sation Table Total for Non-PEO Named Executive Officers (3) ($)	Average Compen- sation Actually Paid to Non-PEO Named Executive Officers (2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($) (in thousands) (6)	Non-GAAP Adjusted Income from Operations ($) (in thousands) (6)
							Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (5) ($)
2023	N/A	8,028,255	N/A	63,649,217	2,420,954	10,435,349	443	221	429,121	70,375
2022	670,812	20,174,360	670,812	(15,836,288)	6,282,443	(1,983,026)	99	133	(1,469,797)	74,163
2021	2,780,241	N/A	2,780,241	N/A	12,152,910	27,803,878	382	207	(535,480)	90,220
2020	407,160	N/A	407,160	N/A	1,308,109	11,094,471	272	150	(7,524)	68,226

(1)
Mr. Saylor (our “First PEO”) served as our PEO in 2020, 2021 and until August 7, 2022. Mr. Le (our “Second PEO”) is the current PEO and has served as our PEO since August 8, 2022. The amounts reported under Summary Compensation Table Total for First PEO and Summary Compensation Table Total for Second PEO reflect the total compensation amounts reported in the “Summary Compensation Table” for our First PEO and our Second PEO, respectively, for each respective year in which such individual served as PEO for any portion of the year.

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amounts of compensation earned by or paid to the executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2023		2022			2021		2020
	PEO ($)	Non-PEO Named Executive Officers * ($)	First PEO ($)	Second PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)	Non-PEO Named Executive Officers * ($)	PEO ($)	Non-PEO Named Executive Officers * ($)
SCT Total Compensation	8,028,255	2,420,954	670,812	20,174,360	6,282,443	2,780,241	12,152,910	407,160	1,308,109
Adjustments for stock and option awards
Less: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(5,954,383)	(1,544,782)	—	(18,324,800)	(5,204,525)	—	(10,158,133)	—	(144,203)
Plus: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	14,378,619	3,063,917	—	8,087,752	2,363,133	—	6,768,250	—	291,412
Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	35,805,915	5,448,715	—	(14,730,642)	(3,518,449)	—	6,072,885	—	9,894,279
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	11,390,811	1,481,456	—	(11,042,958)	(1,905,628)	—	12,967,966	—	424,806
Less: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(434,911)	—	—	—	—	—	—	(679,932)
CAP Amounts (as calculated)	63,649,217	10,435,349	670,812	(15,836,288)	(1,983,026)	2,780,241	27,803,878	407,160	11,094,471

*	Amounts presented are averages for the entire group of Non-PEO Named Executive Officers in each respective year.

Stock option grant date fair values were calculated based on the Black-Scholes valuation model as of the grant date. The calculations of stock option fair values as of each measurement date were made using the Black-Scholes valuation model, using the stock price as of the measurement date with updated assumptions (i.e., expected term, volatility, and risk free rates) as of the measurement date. In updating the expected term assumptions as of each measurement date, we considered the passage of time, exercise history, and
“in-the-money”
status of awards (i.e. how much the award’s exercise price was above or below the market price of the underlying class A common stock issuable upon exercise of such award) and adjusted the expected term, as applicable. RSU grant date fair values were calculated using the stock price as of the grant date. RSU fair values as of year-end
and as of each date of vesting were calculated using the stock price as of the applicable date. All of our PSUs include a market condition such that vesting is subject to the Company’s achievement of a relative total shareholder return performance goal over a three-year performance period. The number of PSUs that will vest will be based on the percentile ranking of the Company’s TSR over the three-year performance period as compared to the TSR of the members of the Nasdaq Composite Index over the same period, with the payout factor ranging from 0% to 200% of the number of PSUs granted. The PSU grant date fair values were calculated using a Monte Carlo simulation as of the grant date. The calculations of unvested PSU fair values as of year-end
were made using a Monte Carlo simulation, using the stock price as of year-end
with updated assumptions (i.e., expected term, volatility, risk free rates, actual TSR from date of grant to year-end)
as of the measurement date.

(3)
The amounts reported under Average Summary Compensation Table Total for
Non-PEO
Named Executive Officers reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for the
Non-PEO
Named Executive Officers for each respective year. The
Non-PEO
Named Executive Officers were:

•	For 2023, Messrs. Saylor, Adkisson, Kang, and Shao;

•	For 2022, Messrs. Adkisson, Kang, Lang, and Shao;

•	For 2021, Messrs. Lang, Le, and Shao;

•	For 2020, Ms. Mayr and Messrs. Lang, Le, and Shao.

(4)
For the fiscal years ended December 31, 2023, 2022, 2021, and 2020 represents the cumulative total shareholder return (“TSR”) of our Class A Stock (“MicroStrategy TSR”) for the measurement periods beginning as of market close on December 31, 2019 and ending on December 31, 2023, 2022, 2021 and 2020, respectively.

(5)
For the fiscal years ended December 31, 2023, 2022, 2021 and 2020, represents the cumulative TSR of the Nasdaq Computer Index (“Peer Group TSR”) for the measurement periods beginning as of market close on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021, and 2020, respectively. The Nasdaq Computer Index is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023.

(6)
Reflects “Net Income (Loss)” for the fiscal years ended December 31, 2023, 2022, and 2021 included in the Company’s Consolidated Statements of Operations included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023, and “Net Income (Loss)” for the fiscal year ended December 31, 2020 included in the Company’s Consolidated Statements of Operations included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022.

(7)	Non-GAAP Adjusted Income from Operations is a non-GAAP financial measure calculated by adjusting loss from operations to exclude digital asset impairment losses and share-based compensation expense.

Company Selected Measure Name			Non-GAAP Adjusted Income from Operations
Named Executive Officers, Footnote
(3)
The amounts reported under Average Summary Compensation Table Total for
Non-PEO
Named Executive Officers reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for the
Non-PEO
Named Executive Officers for each respective year. The
Non-PEO
Named Executive Officers were:

•	For 2023, Messrs. Saylor, Adkisson, Kang, and Shao;

•	For 2022, Messrs. Adkisson, Kang, Lang, and Shao;

•	For 2021, Messrs. Lang, Le, and Shao;

•	For 2020, Ms. Mayr and Messrs. Lang, Le, and Shao.

Peer Group Issuers, Footnote
(5)
For the fiscal years ended December 31, 2023, 2022, 2021 and 2020, represents the cumulative TSR of the Nasdaq Computer Index (“Peer Group TSR”) for the measurement periods beginning as of market close on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021, and 2020, respectively. The Nasdaq Computer Index is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amounts of compensation earned by or paid to the executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2023		2022			2021		2020
	PEO ($)	Non-PEO Named Executive Officers * ($)	First PEO ($)	Second PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)	Non-PEO Named Executive Officers * ($)	PEO ($)	Non-PEO Named Executive Officers * ($)
SCT Total Compensation	8,028,255	2,420,954	670,812	20,174,360	6,282,443	2,780,241	12,152,910	407,160	1,308,109
Adjustments for stock and option awards
Less: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(5,954,383)	(1,544,782)	—	(18,324,800)	(5,204,525)	—	(10,158,133)	—	(144,203)
Plus: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	14,378,619	3,063,917	—	8,087,752	2,363,133	—	6,768,250	—	291,412
Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	35,805,915	5,448,715	—	(14,730,642)	(3,518,449)	—	6,072,885	—	9,894,279
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	11,390,811	1,481,456	—	(11,042,958)	(1,905,628)	—	12,967,966	—	424,806
Less: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(434,911)	—	—	—	—	—	—	(679,932)
CAP Amounts (as calculated)	63,649,217	10,435,349	670,812	(15,836,288)	(1,983,026)	2,780,241	27,803,878	407,160	11,094,471

Non-PEO NEO Average Total Compensation Amount			$ 2,420,954	$ 6,282,443	$ 12,152,910	$ 1,308,109
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,435,349	(1,983,026)	27,803,878	11,094,471
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amounts of compensation earned by or paid to the executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2023		2022			2021		2020
	PEO ($)	Non-PEO Named Executive Officers * ($)	First PEO ($)	Second PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)	Non-PEO Named Executive Officers * ($)	PEO ($)	Non-PEO Named Executive Officers * ($)
SCT Total Compensation	8,028,255	2,420,954	670,812	20,174,360	6,282,443	2,780,241	12,152,910	407,160	1,308,109
Adjustments for stock and option awards
Less: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(5,954,383)	(1,544,782)	—	(18,324,800)	(5,204,525)	—	(10,158,133)	—	(144,203)
Plus: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	14,378,619	3,063,917	—	8,087,752	2,363,133	—	6,768,250	—	291,412
Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	35,805,915	5,448,715	—	(14,730,642)	(3,518,449)	—	6,072,885	—	9,894,279
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	11,390,811	1,481,456	—	(11,042,958)	(1,905,628)	—	12,967,966	—	424,806
Less: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(434,911)	—	—	—	—	—	—	(679,932)
CAP Amounts (as calculated)	63,649,217	10,435,349	670,812	(15,836,288)	(1,983,026)	2,780,241	27,803,878	407,160	11,094,471

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the six financial and
non-financial
performance measures that, in our assessment, represent the most important performance measures that our Compensation Committee and President & CEO, as applicable, assess to link the CAP Amounts for our named executive officers for 2023 (our most recently completed fiscal year), to Company performance.

Measure	Nature	Explanation
Revenue	Financial Measure	Revenue generated by our business intelligence operating strategy in 2023
Current Subscription Billings	Financial Measure	A non-GAAP financial measure calculated as the sum of subscription services revenues and change in current deferred subscriptions services revenues
Non-GAAP Adjusted Income from Operations	Financial Measure	A non-GAAP financial measure calculated by adjusting loss from operations to exclude digital asset impairment losses and share-based compensation expense.
Non-GAAP Operating Margin	Financial Measure	The ratio of Non-GAAP Adjusted Income from Operations to Total Revenue
Total Stockholder Return	Financial Measure	Total returns on an investment in shares of Class A Stock
Bitcoin-Related Initiatives	Non-Financial Measure	Subjective evaluation of the effectiveness of the execution of our strategy to acquire and hold bitcoin to create shareholder value.

Total Shareholder Return Amount			$ 443	99	382	272
Peer Group Total Shareholder Return Amount			221	133	207	150
Net Income (Loss)			$ 429,121,000	$ (1,469,797,000)	$ (535,480,000)	$ (7,524,000)
Company Selected Measure Amount			70,375,000	74,163,000	90,220,000	68,226,000
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Current Subscription Billings
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Adjusted Income from Operations
Non-GAAP Measure Description			Non-GAAP Adjusted Income from Operations is a non-GAAP financial measure calculated by adjusting loss from operations to exclude digital asset impairment losses and share-based compensation expense.
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name			Total Stockholder Return
Measure:: 6
Pay vs Performance Disclosure
Name			Bitcoin-Related Initiatives
Mr. Saylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 670,812	$ 2,780,241	$ 407,160
PEO Actually Paid Compensation Amount				670,812	$ 2,780,241	$ 407,160
PEO Name		Mr. Saylor			Mr. Saylor	Mr. Saylor
Mr. Le [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,028,255	20,174,360
PEO Actually Paid Compensation Amount			$ 63,649,217	(15,836,288)
PEO Name	Mr. Le		Mr. Le
PEO | Mr. Saylor [Member] | Aggregate Value For Stock Awards And Option Awards Included In Sct Amounts For The Covered FiscalYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	$ 0	$ 0
PEO | Mr. Saylor [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Mr. Saylor [Member] | Year Over year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Mr. Saylor [Member] | Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Mr. Saylor [Member] | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Mr. Le [Member] | Aggregate Value For Stock Awards And Option Awards Included In Sct Amounts For The Covered FiscalYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,954,383)	(18,324,800)
PEO | Mr. Le [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,378,619	8,087,752
PEO | Mr. Le [Member] | Year Over year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,805,915	(14,730,642)
PEO | Mr. Le [Member] | Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,390,811	(11,042,958)
PEO | Mr. Le [Member] | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Value For Stock Awards And Option Awards Included In Sct Amounts For The Covered FiscalYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,544,782)	(5,204,525)	(10,158,133)	(144,203)
Non-PEO NEO | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,063,917	2,363,133	6,768,250	291,412
Non-PEO NEO | Year Over year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,448,715	(3,518,449)	6,072,885	9,894,279
Non-PEO NEO | Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,481,456	(1,905,628)	12,967,966	424,806
Non-PEO NEO | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (434,911)	$ 0	$ 0	$ (679,932)